Note 11 - Stockholders' Equity 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Authorized Shares (prior to Merger)	Issued and Outstanding Shares (as of December 31, 2021)
Series A preferred stock	4,723,330	2,547,330
Series B preferred stock	3,117,915	1,392,131
Series B-1 preferred stock	899,153	672,524
Total preferred stock	8,740,398	4,611,985

	Authorized Shares (prior to Merger)	Issued and Outstanding Shares (as of December 31, 2021)
Series A preferred stock	4,723,330	2,547,330
Series B preferred stock	3,117,915	1,392,131
Series B-1 preferred stock	899,153	672,524
Total preferred stock	8,740,398	4,611,985